Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Basis of presentation
Basis of presentation
The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation
Basis of consolidation
The consolidated financial statements of the Group include the financial statements of Momo Inc., its subsidiaries, its VIEs and VIEs’ subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation. Certain amounts in the prior periods presented have been reclassified to conform to the current period financial statement presentation. These reclassifications have no effect on previously reported net income, total assets, total liabilities, or total shareholders’ equity.

Use of estimates
Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenues, cost and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include the acquisition’s purchase price allocation, the useful lives and impairment of property and equipment and intangible assets, the impairment of long-term investments and goodwill, the valuation allowance for deferred tax assets, and share- based compensation.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and highly liquid investments, which are unrestricted from withdrawal or use, or which have original maturities of three months or less when purchased.

Short-term deposits	Short-term deposits Short-term deposits consist of bank deposits with an original maturity of over three months but within one year.
Restricted cash
Restricted cash
Restricted cash represents RMB deposits in restricted bank accounts related to other services that cannot be withdrawn. The Company considers the expected timing of the release of the restrictions to determine the appropriate financial statement classification.

Long-term deposits
Long-term deposits
Long-term deposits represent time deposits placed in banks with original maturities of more than one year. Interest earned is recorded as interest income in the consolidated statements of operations during the periods presented.

Accounts receivable
Accounts receivable
Accounts receivable primarily represents the cash due from third-party application stores and other payment channels and advertising customers, net of allowance for doubtful accounts. Beginning on January 1, 2020, the Group evaluates its accounts receivable for expected credit losses on a regular basis. The Group maintains an estimated allowance for credit losses based upon its assessment of various factors, including the historical loss experience, the age of accounts receivable balances, credit quality of third-party application stores and other payment channels, advertising customers and other customers, current and future economic conditions and other factors that may affect their ability to pay, to reduce its accounts receivable to the amount that it believes will be collected.

Financial instruments
Financial instruments
Financial instruments of the Group primarily consist of cash and cash equivalents, short-term deposits, restricted cash, long-term deposits, accounts receivable, equity securities without readily determinable fair value, accounts payable, deferred revenue, convertible senior notes, income tax payable, amount due from a related party and amount due to related parties.
Cash and cash equivalents are recorded at fair value based on the quoted market price in an active market. The carrying values of short-term deposits, restricted cash, accounts receivable, accounts payable, deferred revenue, income tax payable, amount due from a related party and amount due to related parties approximate their fair values. It is not practical to estimate the fair value of the Group’s equity securities without readily determinable fair value because of the lack of quoted market price and the inability to estimate fair value without incurring excessive costs. The carrying value of long-term deposits approximates to fair value as the interest rates were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level 2 in the fair value hierarchy. The fair value of the Company’s convertible senior notes is discussed in Note 12.

Foreign currency risk
Foreign currency risk
The Renminbi (“RMB”) is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents of the Group included aggregate amounts of RMB2,434 million and RMB2,542 million as of December 31, 2019 and 2020, respectively, which were denominated in RMB.

Business combinations
Business combinations
Business combinations are recorded using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805 “Business Combinations”. The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers and liabilities incurred by the Company and equity instruments issued. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling
interests. The purchase price of business acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and non-controlling
interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

Equity securities without readily determinable fair value
Equity securities without readily determinable fair value
The Group accounts for equity investments that do not have a readily determinable fair value under the measurement alternative prescribed within Accounting Standards Update (“ASU”)
2016-01,
Recognition and Measurement of Financial Assets and Financial Liabilities, to the extent such investments are not subject to consolidation or the equity method. Under the measurement alternative, these financial instruments are carried at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. If the fair value is less than the investment’s carrying value, the Company recognizes an impairment loss in net income equal to the difference between the carrying value and fair value.

Equity method investments
Equity method investments
The investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation in the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. For the investment in limited partnerships, where the Group holds less than a 20% equity or voting interest, the Group’s influence over the partnership operating and financial policies is determined to be more than minor. Accordingly, the Group accounts for these investments as equity method investments.
Under the equity method of accounting, the affiliated company’s accounts are not reflected within the Group’s consolidated balance sheets and consolidated statements of operations; however, the Group’s share of the earnings or losses of the affiliated company is reflected in the caption “share of income (loss) on equity method investments” in the consolidated statements of operations.
An impairment change is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.
The Group estimates the fair value of the investee company based on comparable quoted price for similar investment in active market, if applicable, or discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital.

Property and equipment, net
Property and equipment, net
Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Office equipment	3-5 years
Computer equipment	3 years
Vehicles	5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Intangible assets
Intangible assets
Intangible assets acquired through business acquisitions are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Purchased intangible assets and intangible assets arising from acquisitions are recognized and measured at fair value upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Copyright	1 year
License	3.2-10 years
Technology	3 years
User base	5 years
Trade name	10 years

Impairment of long-lived assets with finite lives
Impairment of long-lived assets with finite lives
The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the fair value of the assets.

Goodwill
Goodwill
Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company has an option to first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed
.
Prior to January 1, 2020, in performing the
two-step
quantitative impairment test, the first step compared the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill was not considered to be impaired and the second step was not be required. If the carrying amount of a reporting unit exceeded its fair value, the second step compared the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill was determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities was the implied fair value of goodwill. This allocation process was only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. Starting from January 1, 2020, the Group adopted No. 2017-04: Simplifying the Test for Goodwill Impairment (“ASU 2017-04”), which simplifies the accounting for goodwill impairment by eliminating Step 2 from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step 2 to measure the impairment loss. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units, and determining the fair value of each reporting unit
.

Convertible senior notes
Convertible senior notes
The Group determines the appropriate accounting treatment of its convertible senior notes in accordance with the terms in relation to the conversion feature, call and put options, and beneficial conversion feature. After considering the impact of such features, the Group may account for such instrument as a liability in its entirety, or separate the instrument into debt and equity components following the respective guidance described under ASC 815 “Derivatives and Hedging” and ASC 470 “Debt”. The debt discount, if any, together with the related issuance cost are subsequently amortized as interest expense, using the effective interest method, from the issuance date to the earliest maturity date. Interest expenses are recognized in the consolidated statements of operations in the period in which they are incurred.

Fair value
Fair value
Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. An asset or liability categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:
Level 1
Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
Level 3
Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Revenue recognition
Revenue recognition
The Group principally derives its revenue from live video services, value-added services, mobile marketing services, mobile games and other services. The Group recognizes revenue when control of the promised goods or services are transferred to the customers, in an amount that reflects the consideration that the Group expects to receive in exchange for those goods or services. The Group applied the five steps method outlined in ASC Topic 606, Revenue from Contracts with Customers (“Topic 606”) to all revenue streams. In addition, the standard requires disclosures of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.
For the years ended December 31, 2018, 2019 and 2020, the Group’s revenue is reported net of discounts, value added tax and surcharges.
The following table provides information about disaggregated revenue by types, including a reconciliation of the disaggregated revenue with the Group’s reportable segments:

	For the year ended December 31, 2020
	Momo	Tantan	QOOL
	RMB	RMB	RMB
Live video service	8,638,810	998,769	—
Value-added services	3,742,637	1,369,545	—
Mobile marketing	198,197	—	—
Mobile games	39,564	—	—
Other services	11,911	—	24,755

Total	12,631,119	2,368,314	24,755

	For the year ended December 31, 2019
	Momo	Tantan	QOOL
	RMB	RMB	RMB
Live video service	12,448,131	—	—
Value-added services	2,846,057	1,259,906	—
Mobile marketing	331,822	—	—
Mobile games	92,451	—	—
Other services	22,354	—	14,368

Total	15,740,815	1,259,906	14,368

	For the year ended December 31, 2018
	Momo	Tantan	QOOL
	RMB	RMB	RMB
Live video service	10,709,491	—	—
Value-added services	1,465,152	417,998	—
Mobile marketing	500,321	—	—
Mobile games	130,392	—	—
Other services	7,065	—	178,002

Total	12,812,421	417,998	178,002

(a)	Live video service
The Group is principally engaged in providing live video services whereby users can enjoy live performances and interact with the broadcasters for free during the performance. Broadcasters can either host the performance on their own or join a talent agency. The Group generates revenue from sales of virtual items to its customers. The Group designs, creates and offers various virtual items for sales to users with pre-determined
stand-alone selling price, which if users chose to, can be purchased and be presented to the broadcasters to show their support during their live video performance. The Group has a recharge system for users to purchase the Group’s virtual currency that can then be used to purchase virtual items on the Group’s platform. Users can recharge via various third-party application stores and other payment channels. Virtual currency is non-refundable
and does not have any expiration date. Based on the turnover history of virtual currency, the Group determined that the virtual currency is often consumed soon after it is purchased and accordingly, the Group concluded that any breakage would be insignificant. Unconsumed virtual currency is recorded as deferred revenue. Virtual currencies used to purchase virtual items are recognized as revenue according to the prescribed revenue recognition policies of virtual items addressed below unless otherwise stated. All virtual items are non-refundable,
consumed at a
point-in-time
and expire in a few days after the purchase. Under arrangements entered into with broadcasters and talent agencies, the Group shares a portion of the revenues derived from the sales of virtual items with them (“Revenue Sharing”).
The Group has evaluated and determined that it is the principal and views the users to be its customers. Specifically, the Group controls the virtual items before they are transferred to users. Its control is evidenced by the Group’s sole ability to monetize the virtual items before they are transferred to users, and is further supported by the Group being primarily responsible to the users for the delivery of the virtual items as well as having full discretion in establishing pricing for the virtual items. Accordingly, the Group reports its live video service revenues on a gross basis with amounts billed to users for the virtual items recorded as revenues and the Revenue Sharing paid to broadcasters and talent agencies recorded as cost of revenues. Sales proceeds are initially recorded as deferred revenue and recognized as revenue based on the consumption of the virtual items. The Group has determined that the virtual items represent one performance obligation in the live video service. Revenue related to each of the virtual items is recognized at the point-in-
time when the virtual item is transferred directly to the broadcasters and consumed by users. Although some virtual items have expiry dates, the Group considers that the impact of breakage for the virtual items is insignificant as historical data shows that virtual items are consumed shortly after they are released to users and the forfeiture rate remains relatively low for the periods presented. The Group does not have further performance obligations to the users after the virtual items are consumed.
Users also have the right to purchase various combinations of virtual items and virtual item coupons in the live video, which are generally capable of being distinct. Specifically, the Group enters into certain contracts with its users where virtual item coupons are granted to users with a purchase. The virtual item coupons can be used by the users to exchange for free virtual items in the future. Such virtual item coupons typically expire a few days after being granted. The Group has determined that the virtual item coupons represent a material right under Topic 606 which is recognized as a separate performance obligation at the outset of the arrangement. Judgment is required to determine the standalone selling price for each distinct virtual item and virtual item coupon. The Group allocates the consideration to each distinct virtual item and virtual item coupon based on their relative standalone selling prices. In instances where standalone selling price is not directly observable as the Group does not sell the virtual items or virtual item coupons separately, the Group determines the standalone selling price based on pricing strategies, market factors and strategic objectives. The Group recognizes revenue for each of the distinct virtual item in accordance with the revenue recognition method discussed above unless otherwise stated. Revenue for the virtual item coupons is recognized when the virtual items purchased with the virtual item coupons are consumed. Although virtual item coupons have expiry dates, the Group considers that the impact of breakage for the virtual item coupons is insignificant as historical data shows that virtual item coupons are consumed shortly after they are released to users.
The Group does not provide any right of return and does not provide any other credit or incentive to its users.

(b)	Value-added services
Value-added services revenues mainly include membership subscription revenue and virtual gift service revenue. Membership subscription is a service package which enables members to enjoy additional functions and privileges. The contract period for the membership subscription ranges from one month to one year. All membership subscription is nonrefundable. The Group has determined that its membership subscription services represent one performance obligation. The Group collects membership subscription in advance and records it as deferred revenue. Revenue is recognized ratably over the contract period as the membership subscription services are delivered.
Virtual gift service enhance
s
users’ experience of interaction and social networking with each other. Generally
, users are able to purchase virtual items and send them to other users The Group shares a portion of the revenues derived from the sales of virtual items with the recipients of the virtual items. All virtual items are nonrefundable, typically consumed at a point-in-time
and expire a few days after the purchase. Although some virtual items have expiry dates, the Group considers that the impact of breakage for the virtual items is insignificant as historical data shows that virtual items are consumed shortly after they are released to users, and the forfeiture rate remains relatively low for the periods presented. The Group collects the cash from the purchase of virtual items and recognized the sales of virtual items when the performance obligation is satisfied. The Group has determined that it has one single performance obligation which is the display of the virtual item for the users who purchase them. Revenues derived from the sales of virtual items are recorded on a gross basis as the Group has determined that it is the principal in providing the virtual gift services for the same reasons outlined in the revenue recognition policy for its live video services. The portion paid to gift recipients is recognized as cost of revenues.
For virtual gift service, the Group also provides various combinations of virtual items for users to purchase and grant virtual item coupons with the purchase, similar to its live video service. For the same reasons and with the same methods outlined in the revenue recognition policy for its live video services, the Group recognizes revenue for each of the distinct virtual item and recognizes revenue for the virtual item coupons when the virtual items purchased with the virtual item coupons are consumed. Although virtual item coupons have expiry dates, the Group considers that the impact of breakage for the virtual item coupons is insignificant as historical data shows that virtual item coupons are consumed shortly after they are released to users.

(c)	Mobile marketing
The Group provides advertising and marketing solutions to customers for promotion of their brands and conduction of effective marketing activities through its mobile application.
Display-based mobile marketing services
For display-based online advertising services, the Group has determined that its mobile marketing services represent one performance obligation. Accordingly, the Group recognizes mobile marketing revenue ratably over the period that the advertising is provided commencing on the date the customer’s advertisement is displayed, or based on the number of times that the advertisement has been displayed for cost per thousand impressions advertising arrangements.
Performance-based mobile marketing services
The Group also enables advertising customers to place links on its mobile platform on a pay-for-effectiveness
basis, which is referred to as the cost for performance model. The Group charges fees to advertising customers based on the effectiveness of advertising links, which is measured by active clicks. The Group has determined that its mobile marketing services represent one performance obligation. Accordingly, the Group recognizes mobile marketing revenue based on sales of effective clicks. Revenue is estimated by the Group based on its internal data, which is confirmed with respective customers periodically.
The Group’s mobile marketing revenues are recognized net of agency rebates, if applicable. Agency rebates have not been material for the years ended December 31, 2018, 2019 and 2020.

(d)	Mobile games
The Group operates mobile games including both self-developed and licensed mobile games and generates mobile game revenues from the sales of in-game
virtual currencies or virtual items.
The Group records revenue generated from mobile games on a gross basis if the Group acts as the principal in the mobile game arrangements under which the Group controls the specified services before they are provided to the customers. The Group determines that it has a single performance obligation to the players who purchased the virtual items to gain an enhanced game-playing experience over the playing period of the paying players. Specially, the Group is primarily responsible for fulfilling the promise to provide maintenance services and has discretion in setting the price for virtual currencies or virtual items to the customers. Accordingly, the Group recognizes revenues ratably over the estimated average period of player relationship starting from the point in time when the players purchase the virtual items and once all other revenue recognition criteria are met.
For arrangements that the Group has determined that it is not the principal, the Group considers the game developers to be its customers and records revenue on a net basis based on the ratios pre-determined
with the online game developers when all the revenue recognition criteria set forth in Topic 606 are met, which is generally when the user consumes virtual currencies issued by the game developers. Specifically, the Group has determined that it has no additional performance obligation to the developers or game players upon completion of the corresponding in-game
purchase.

(e)	Other services
Revenues from other services mainly consisted of music service revenues, film distribution service and film promotion service.

Practical expedients and exemptions
Practical expedients and exemptions
The Group’s contracts have an original duration of one year or less. Accordingly, the Group does not disclose the value of unsatisfied performance obligations. Additionally, the Group generally expenses sales commissions when incurred because the amortization period would have been one year or less. These costs are recorded within selling and marketing expenses.

Contract balances
Contract balances
Contract balances include accounts receivable and deferred revenue. Accounts receivable represent cash due from third-party application stores and other payment channels as well as from advertising customers and are recorded when the right to consideration is unconditional. Beginning on January 1, 2020, the Group evaluates its accounts receivable for expected credit losses on a regular basis. The Group recorded no
material impairment charges related to contract assets in the period. Deferred revenue primarily includes cash received from paying users related to the Group’s live video service and value-added service as well as cash received from the Group’s advertising customers. Deferred revenue is recognized as revenue over the estimated service period or when all of the revenue recognition criteria have been met. Revenue recognized in 2019 and 2020 that was included in the deferred revenue balance as of January 1, 2019 and 2020 were RMB441,892 and
RMB
503,461
, respectively
.

Cost of revenues
Cost of revenues
Cost of revenues consist of expenditures incurred in the generation of the Group’s revenues, including but not limited to revenue sharing with the broadcasters, talent agencies, gift recipients resulting from the sales of virtual items, commission fee paid to third-party application stores and other payment channels, bandwidth costs, salaries and benefits paid to employees, depreciation and amortization and production cost in connection with the television content and films. These costs are expensed as incurred except for the direct and incremental platform commission fees to third-party application stores and other payment channels and production cost in connection with the television content and films which are deferred in “Prepaid expenses and other current assets” on the consolidated balance sheets. Such deferred costs are recognized in the consolidated statements of operations in “Cost of revenues” in the period in which the related revenues are recognized.

Government subsidies
Government subsidies
The Group records government subsidies as other operating income when received from the local government authority, because the government subsidies are not subject to further performance obligations or future returns. Government subsidies recorded as other operating income amounted to RMB223,995, RMB255,750 and RMB142,061 for the years ended December 31, 2018, 2019 and 2020, respectively.

Research and development expenses
Research and development expenses
Research and development expenses primarily consist of (i) salaries and benefits for research and development personnel, and (ii) technological service fee, depreciation and office rental expenses associated with the research and development activities. The Group’s research and development activities primarily consist of the research and development of new features for its mobile platform and its self-developed mobile games. The Group has expensed all research and development expenses when incurred.

Value added taxes ("VAT")
Value added taxes (“VAT”)
Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expenses and other current liabilities on the consolidated balance sheets. VAT is also reported as a deduction to revenue when incurred and amounted to RMB1,136,034, RMB1,484,651 and RMB1,266,603 for the years ended December 31, 2018, 2019 and 2020, respectively.

Income taxes
Income taxes
Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not
that a portion of or all of the deferred tax assets will not be realized.
The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than- not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Foreign currency translation and change in reporting currency
Foreign currency translation and change in reporting currency
The reporting currency of the Company is the Renminbi (“RMB”). The functional currency of the Company is the US dollar (“US$”). The Company’s operations are principally conducted through the subsidiaries, its VIEs and VIEs’ subsidiaries located in the PRC where the local currency is the functional currency.
Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange in place at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the consolidated statement of operations.
Assets and liabilities of the Group companies are translated from their respective functional currencies to the reporting currency at the exchange rates at the balance sheet dates, equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period. The resulting foreign currency translation adjustments are recorded in other comprehensive income (loss).
In the fourth quarter
of 2018, the Group changed its reporting currency from US$ to RMB, to reduce the impact of increased volatility of the RMB to US$ exchange rate on the Group’s reported operating results. The aligning of the reporting currency with the underlying operations will better depict the Group’s results of operations for each period. The related financial statements prior to October 1, 2018 have been recasted to RMB as if the financial statements originally had been presented in RMB since the earliest periods presented. The change in reporting currency resulted in cumulative foreign currency translation adjustment to the Group’s comprehensive income amounted to a gain of RMB198,654 for the year ended December 31, 2018.
Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.525 on the last trading day of 2020 (December 31, 2020) representing the certificated exchange rate published by the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at such rate, or at any other rates.

Leases
Leases
The Group adopted ASU
2016-02,
Leases (Topic 842) (“Topic 842”) on January 1, 2019 by using the modified retrospective method and did not restate the comparable periods. The Group elected the practical expedient not to separate lease and non-lease
components of contracts, except for bandwidth service included in internet data center (“IDC”) facilities lease contracts. The Group leases administrative office spaces and IDC facilities in different cities in the PRC under operating leases. The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use
assets on its consolidated balance sheets at the lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on its incremental borrowing rate, as the rate implicit in the lease is not readily available. The Group’s incremental borrowing rate is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates an incremental borrowing rate based on the credit quality of the Group and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease. The Group measures right-of-use
assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing rental expense when the lessor makes the underlying asset available to the Group. The Group’s leases have remaining lease terms of up to approximately three years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise
.
For short-term leases, the Group records rental expense in its consolidated statements of operations on a straight-line basis over the lease term. The Group also elected the exemption for contracts with lease terms of 12 months or less.

Advertising expenses
Advertising expenses
Advertising expenses, including advertisements through various forms of media and marketing and promotional activities, are included in “sales and marketing expense” in the consolidated statements of operations and are expensed when incurred. Total advertising expenses incurred were RMB1,236,167, RMB1,960,002 and RMB2,255,519 for the years ended December 31, 2018, 2019 and 2020, respectively, and have been included in sales and marketing expenses in the consolidated statements of operations.

Comprehensive income	Comprehensive income Comprehensive income includes net income and foreign currency translation adjustments. Comprehensive income is reported in the consolidated statements of comprehensive income.
Share-based compensation
Share-based compensation
Share-based payment transactions with employees and executives are measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis, over the requisite service period, with a corresponding impact reflected in additional paid-in
capital.
Share-based compensation with cash settlement features
 are classified
as liabilities. The percentage of the fair value that is recorded as compensation cost at the end of each period is based on the percentage of the requisite service that has been rendered at that date. Changes in fair value of the liability classified award that occur during the requisite service period is recognized as compensation cost over that period. These awards typically vest over a specific period, but may fully vest upon the achievement of certain performance conditions. Share-based compensation expense is recognized on an accelerated basis if it is probable that the performance conditions will be achieved during the vesting period.
The Group adopted ASU 2018-07, Compensation-Stock Compensation (Topic 718), Improvement to Nonemployee Share-based Payment Accounting, beginning January 1, 2019. Share awards issued to consultants are measured at the grant-date fair value and recognized over the period the services are provided. Before January 1, 2019, the Group accounted for share -based awards issued to non-employees in accordance with ASC 505-50, Equity-based Payments to Non-Employees.
The estimate of forfeiture rate is adjusted over the requisite service period to the extent that actual forfeiture rate differs, or is expected to differ, from such estimates. Changes in estimated forfeiture rate is recognized through a cumulative catch-up
adjustment in the period of change.
Changes in the terms or conditions of share options are accounted as a modification. The Group calculates the excess of the fair value of the modified option over the fair value of the original option immediately before the modification, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group recognizes incremental compensation cost in the period that the modification occurred. For unvested options, the Group recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Earnings per share
Earnings per share
Basic earnings per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.
Diluted earnings per ordinary share reflect the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had share options, restricted share units and convertible senior notes, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted earnings per ordinary share, the effect of the share options and restricted share units is computed using the treasury stock method, and the effect of the convertible senior notes is computed using the as-if-converted
method.

Recent accounting pronouncements adopted
Recent accounting pronouncements adopted
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU
2016-13”)
which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU
2016-13
replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. In April 25, 2019, ASU
2016-13
was updated with ASU
2019-04,
which clarifies certain aspects of accounting for credit losses, hedging activities, and financial instruments. ASU
2019-04
provides certain alternatives for the measurement of the allowance for credit losses (ACL) on accrued interest receivable (AIR). These measurement alternatives include (1) measuring an ACL on AIR separately, (2) electing to provide separate disclosure of the AIR component of amortized cost as a practical expedient, and (3) making accounting policy elections to simplify certain aspects of the presentation and measurement of such AIR. For entities that have adopted ASU
2016-13,
the amendments in ASU
2019-04
related to ASU
2016-13
are effective for fiscal years beginning after December 15, 2019, and interim periods therein. An entity may early adopt ASU
2019-04
in any interim period after its issuance if the entity has adopted ASU
2016-13.
The Group adopted ASU
2016-13
on January 1, 2020 and the adoption did not have a material impact on the Group’s consolidated financial statements.
In January 2017, FASB issued ASU
No. 2017-04:
Simplifying the Test for Goodwill Impairment. Under the new accounting guidance, an entity will no longer determine goodwill impairment by calculating the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. Instead, an entity will perform its goodwill impairment tests by comparing the fair value of a reporting unit with its carrying amount. An entity will recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value but not to exceed the total amount of the goodwill of the reporting unit. In addition, an entity should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment, if applicable. The provisions of the new accounting guidance are required to be applied prospectively. The new accounting guidance is effective for companies for goodwill impairment tests performed in fiscal years beginning after December 15, 2019. Early adoption is permitted for goodwill impairment tests performed after January 1, 2017. The Group adopted ASU
2017-04
on January 1, 2020 and the adoption did not impact on the Group’s consolidated financial statements.
In August 2018, the FASB issued ASU
No. 2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU
2018-13”)
which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Group adopted ASU
2018-13
on January 1, 2020 and the adoption did not have a material impact on the Group’s consolidated financial statements.
In March 2019, the FASB issued ASU
2019-02,
Improvements to Accounting for Costs of Films and License Agreements for Program Materials (“ASU
2019-02”)
which improves GAAP by aligning the accounting for production costs of an episodic television series with the accounting for production costs of films by removing the content distinction for capitalization. In addition, ASU
2019-02
requires that an entity test a film or license agreement for program material within the scope of ASC
920-350
for impairment at a film group level when the film or license agreement is predominantly monetized with other films and/or license agreements. The presentation and disclosure requirements in ASU
2019-02
also increase the transparency of information provided to users of financial statements about produced and licensed content. This update will be effective for the Company’s fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. The Group adopted ASU
2019-02
on January 1, 2020 and the adoption did not have a material impact on the Group’s consolidated financial statements.

Recent accounting pronouncements not yet adopted
Recent accounting pronouncements not yet adopted
In January 2020, the FASB issued ASU
2020-01,
Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), which clarifies that a company should consider observable transactions that require a company to either apply or discontinue the equity method of accounting under Topic 323, Investments—Equity Method and Joint Ventures, for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method. The ASU is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early adoption is permitted, including early adoption in an interim period, for periods for which financial statements have not yet been issued. The Group is in the process of evaluating the impact of the adoption of this pronouncement on its consolidated financial statements.
In August 2020, the FASB issued ASU
2020-06,
Debt — Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic
815-40)
(“ASU
2020-06”).
ASU
2020-06
simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The key amendments in ASU
2020-06
include: a. removing from U.S. GAAP the separation models for (1) convertible debt with a CCF and (2) convertible instruments with a BCF; b. amending diluted EPS calculations for convertible instruments to require if-converted
method, and; c. amending the requirements for a contract (or embedded derivative) that is potentially settled in an entity’s own shares to be classified in equity. For public business entities that are not smaller reporting companies, the amendments in ASU
2020-06
are effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. The Group is in the process of evaluating the impact of the adoption of this pronouncement on its consolidated financial statements.

Revenues [Member]
Concentration of credit risk and revenue	Concentration of revenue No user or customer accounted for 10% or more of net revenues for the years ended December 31, 2018, 2019 and 2020, respectively.
Accounts Receivable [Member]
Concentration of credit risk and revenue
Concentration of credit risk
Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, short-term deposits, restricted cash, long-term deposits and accounts receivable. The Group places their cash with financial institutions with high-credit ratings and quality.
Third-party application stores and other payment channels accounting for 10% or more of accounts receivables are as follows:

	As of December 31,
	2019	2020
A	26%	26%
B	12%	14%
Users or customers accounting for 10% or more of accounts receivables is as follows:

	As of December 31,
	2019	2020
C	6%	11%